OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31,
	2017	2016

Employees and payroll accruals	$206	$215
Accrued expenses	1,406	1,011
Government (mainly tax provision)	1,245	1,803
Advance tenants payments	684	607
Tenant security deposits	124	120
Trade payables	697	498

Total	$4,362	$4,254